Income Taxes - Additional Information (Detail)							6 Months Ended	12 Months Ended
	Jan. 01, 2020	Jul. 01, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 01, 2018	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Colombia [member]
Disclosure of income taxes [Line Items]
Income tax rate							33.00%
Minimum assumed income tax rate							3.50%
Capitalization ratio			33.33%				33.33%
New tax on dividends paid to non-resident stockholders and resident individuals				7.50%	5.00%							5.00%
Colombia [member] | 0-1 years [member]
Disclosure of income taxes [Line Items]
Income tax rate							32.00%
Colombia [member] | Later than one year [member]
Disclosure of income taxes [Line Items]
Income tax rate							31.00%
Colombia [member] | Later than two year [member]
Disclosure of income taxes [Line Items]
Percentage of reform income tax rate							30.00%
Argentina [member]
Disclosure of income taxes [Line Items]
New tax on dividends paid to non-resident stockholders and resident individuals					7.00%							7.00%
Income tax rate												35.00%
Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate												1.50%	1.75%
Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate												2.00%	1.00%
Argentina [member] | 1-4 months [member]
Disclosure of income taxes [Line Items]
Percentage of reduction in excise tax					4.00%	20.00%
Argentina [member] | 1-6 months [member]
Disclosure of income taxes [Line Items]
Percentage of increase in excise tax			12.00%	4.00%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member]
Disclosure of income taxes [Line Items]
Minimum assumed income tax rate									0.00%	1.50%	1.50%
Capitalization ratio											50.00%
Municipality sales tax credited against payable income tax										100.00%	50.00%
Changes in tax rates or tax laws enacted or announced [member] | Costa Rica [member]
Disclosure of income taxes [Line Items]
Value-added tax				13.00%
Percentage of capital gains				15.00%
Percentage of withholding taxes on salaries of employees				15.00%
Percentage of withholding taxes on compensations of employees				25.00%
Percentage of tax rate that exceeds EBITDA				20.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member]
Disclosure of income taxes [Line Items]
New tax on dividends paid to non-resident stockholders and resident individuals										13.00%	7.00%
Income tax rate										25.00%	30.00%
Percentage of reduction in excise tax	4.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate								0.00%	0.50%	1.00%	1.50%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | 1-6 months [member]
Disclosure of income taxes [Line Items]
Percentage of reduction in excise tax	8.00%	8.00%